Employee Benefits - Narrative (Details) - USD ($) shares in Millions, $ in Millions		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Gain on pension curtailment		$ 0.0	$ 10.0	$ 0.0
Reclassified losses out of AOCI in relation to settlement		(0.1)	(0.3)	(0.1)
Fair value of defined benefit plan assets		188.2	213.6	243.6
Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of defined benefit plan assets		188.2	213.6
Foreign Plan | UK benefit plan
Defined Benefit Plan Disclosure [Line Items]
Employer contributions		6.5
Cassidy Turley, Inc.
Defined Benefit Plan Disclosure [Line Items]
Payment made to acquire business	$ 179.8
Period compensation expense will be recognized	4 years
Accrued value of cash-settled portion, deferred purchase obligation		$ 128.7
Accrued shares in lieu of cash settled (in shares)		7.4
Accrued value of cash-settled portion			105.6
Cost of services and Operating, administrative and other
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan expense		$ 36.1	27.8	$ 26.3
Pension plan
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses recognized during the period, net of tax		$ 0.1
Pension plan | Foreign Plan | Netherlands pension plan
Defined Benefit Plan Disclosure [Line Items]
Reclassified losses out of AOCI in relation to settlement			$ (2.1)